Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Depreciation Rates for Property, Plant and Equipment [Table Text Block]
Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. The annual depreciation rates are as follows:

%

Office furniture and equipment	7-16
Computer software, electronic and medical equipment	15–33
Leasehold improvements	10